FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Investments with Continuous Unrealized Losses) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment with continuous unrealized losses for less than 12 months, Fair value	$ 100,612	$ 37,129
Investment with continuous unrealized losses for less than 12 months, Unrealized losses	(1,293)	(750)
Investments with continuous unrealized losses for 12 months or more, Fair value	21,907	10,931
Investments with continuous unrealized losses for 12 months or more, Unrealized losses	(417)	(38)
Total Investments with continuous unrealized losses, Fair value	122,519	48,060
Total Investments with continuous unrealized losses, Unrealized losses	(1,710)	(788)
Corporate bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment with continuous unrealized losses for less than 12 months, Fair value	87,495	24,699
Investment with continuous unrealized losses for less than 12 months, Unrealized losses	(1,129)	(700)
Investments with continuous unrealized losses for 12 months or more, Fair value	11,182	9,434
Investments with continuous unrealized losses for 12 months or more, Unrealized losses	(182)	(35)
Total Investments with continuous unrealized losses, Fair value	98,677	34,133
Total Investments with continuous unrealized losses, Unrealized losses	(1,311)	(735)
Government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investment with continuous unrealized losses for less than 12 months, Fair value	13,117	12,430
Investment with continuous unrealized losses for less than 12 months, Unrealized losses	(164)	(50)
Investments with continuous unrealized losses for 12 months or more, Fair value	10,725	1,497
Investments with continuous unrealized losses for 12 months or more, Unrealized losses	(235)	(3)
Total Investments with continuous unrealized losses, Fair value	23,842	13,927
Total Investments with continuous unrealized losses, Unrealized losses	$ (399)	$ (53)